Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method	Dec. 31, 2023
Rental electric scooters [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	2 years
Rental electric scooters [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	3 years
Rental Electric E-Bikes [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	2 years
Rental Electric E-Bikes [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	3 years
Rental Electric Mopeds [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	3 years
Rental Electric Mopeds [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	4 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	7 years
Leaseholds and Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	1 year
Leaseholds and Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Use of Estimates (Details) - Schedule of Useful Lives for Depreciation Calculation Using the Straight-Line Method [Line Items]
Useful lives for the depreciation	5 years